Distribution Date:	07/17/24	BANK 2021-BNK34
Determination Date:	07/11/24
Next Distribution Date:	08/16/24
Record Date:	06/28/24	Commercial Mortgage Pass-Through Certificates
Series 2021-BNK34

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	5		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Additional Information	8	Master & Special Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	9		Tom Klump	(703) 302-8080	tklump@ncb.coop
Bond / Collateral Reconciliation - Balances	10		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Current Mortgage Loan and Property Stratification	11-15	Special Servicer	Greystone Servicing Company LLC
Mortgage Loan Detail (Part 1)	16-17		Jenna Unell		jenna.unell@greyco.com
Mortgage Loan Detail (Part 2)	18-20		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Principal Prepayment Detail	21	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Detail	22		Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	23		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Collateral Stratification and Historical Detail	24	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Specially Serviced Loan Detail - Part 1	25		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	26				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	27
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	28
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	29
			1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06541JAA9	0.571000%	4,820,000.00	2,196,076.02	94,538.27	1,044.97	0.00	0.00	95,583.24	2,101,537.75	30.08%	30.00%
A-2	06541JAB7	1.935000%	66,608,000.00	66,608,000.00	0.00	107,405.40	0.00	0.00	107,405.40	66,608,000.00	30.08%	30.00%
A-3	06541JAC5	1.807000%	8,695,000.00	8,695,000.00	0.00	13,093.22	0.00	0.00	13,093.22	8,695,000.00	30.08%	30.00%
A-SB	06541JAD3	2.187000%	7,221,000.00	7,221,000.00	0.00	13,160.27	0.00	0.00	13,160.27	7,221,000.00	30.08%	30.00%
A-4	06541JAF8	2.156000%	167,000,000.00	167,000,000.00	0.00	300,043.33	0.00	0.00	300,043.33	167,000,000.00	30.08%	30.00%
A-5	06541JAL5	2.438000%	432,830,000.00	432,830,000.00	0.00	879,366.28	0.00	0.00	879,366.28	432,830,000.00	30.08%	30.00%
AS	06541JAT8	2.572000%	68,718,000.00	68,718,000.00	0.00	147,285.58	0.00	0.00	147,285.58	68,718,000.00	23.06%	23.00%
B	06541JAY7	2.754000%	65,036,000.00	65,036,000.00	0.00	149,257.62	0.00	0.00	149,257.62	65,036,000.00	16.42%	16.38%
C	06541JBD2	3.108000%	38,040,000.00	38,040,000.00	0.00	98,523.60	0.00	0.00	98,523.60	38,040,000.00	12.53%	12.50%
D	06541JBS9	2.500000%	28,223,000.00	28,223,000.00	0.00	58,797.92	0.00	0.00	58,797.92	28,223,000.00	9.65%	9.63%
E	06541JBU4	2.500000%	24,542,000.00	24,542,000.00	0.00	51,129.17	0.00	0.00	51,129.17	24,542,000.00	7.14%	7.13%
F	06541JBW0	2.250000%	26,996,000.00	26,996,000.00	0.00	50,617.50	0.00	0.00	50,617.50	26,996,000.00	4.39%	4.38%
G	06541JBY6	2.250000%	11,044,000.00	11,044,000.00	0.00	20,707.50	0.00	0.00	20,707.50	11,044,000.00	3.26%	3.25%
H*	06541JCA7	2.250000%	31,905,362.00	31,905,362.00	0.00	59,208.35	0.00	0.00	59,208.35	31,905,362.00	0.00%	0.00%
V	06541JCC3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06541JCE9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC312PZ4	3.276668%	51,667,282.25	51,529,180.99	4,975.70	140,671.01	0.00	0.00	145,646.71	51,524,205.29	0.00%	0.00%
Regular SubTotal			1,033,345,644.25	1,030,583,619.01	99,513.97	2,090,311.72	0.00	0.00	2,189,825.69	1,030,484,105.04

X-A	06541JAR2	0.973058%	687,174,000.00	684,550,076.02	0.00	555,089.09	0.00	0.00	555,089.09	684,455,537.75
X-B	06541JAS0	0.517083%	171,794,000.00	171,794,000.00	0.00	74,026.40	0.00	0.00	74,026.40	171,794,000.00
X-D	06541JBJ9	0.776668%	52,765,000.00	52,765,000.00	0.00	34,150.72	0.00	0.00	34,150.72	52,765,000.00
X-F	06541JBL4	1.026668%	26,996,000.00	26,996,000.00	0.00	23,096.60	0.00	0.00	23,096.60	26,996,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-G	06541JBN0	1.026668%	11,044,000.00	11,044,000.00	0.00	9,448.76	0.00	0.00	9,448.76	11,044,000.00
X-H	06541JBQ3	1.026668%	31,905,362.00	31,905,362.00	0.00	27,296.84	0.00	0.00	27,296.84	31,905,362.00
Notional SubTotal			981,678,362.00	979,054,438.02	0.00	723,108.41	0.00	0.00	723,108.41	978,959,899.75

Deal Distribution Total					99,513.97	2,813,420.13	0.00	0.00	2,912,934.10

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06541JAA9	455.61743154	19.61374896	0.21679876	0.00000000	0.00000000	0.00000000	0.00000000	19.83054772	436.00368257
A-2	06541JAB7	1,000.00000000	0.00000000	1.61250000	0.00000000	0.00000000	0.00000000	0.00000000	1.61250000	1,000.00000000
A-3	06541JAC5	1,000.00000000	0.00000000	1.50583324	0.00000000	0.00000000	0.00000000	0.00000000	1.50583324	1,000.00000000
A-SB	06541JAD3	1,000.00000000	0.00000000	1.82249965	0.00000000	0.00000000	0.00000000	0.00000000	1.82249965	1,000.00000000
A-4	06541JAF8	1,000.00000000	0.00000000	1.79666665	0.00000000	0.00000000	0.00000000	0.00000000	1.79666665	1,000.00000000
A-5	06541JAL5	1,000.00000000	0.00000000	2.03166666	0.00000000	0.00000000	0.00000000	0.00000000	2.03166666	1,000.00000000
AS	06541JAT8	1,000.00000000	0.00000000	2.14333333	0.00000000	0.00000000	0.00000000	0.00000000	2.14333333	1,000.00000000
B	06541JAY7	1,000.00000000	0.00000000	2.29500000	0.00000000	0.00000000	0.00000000	0.00000000	2.29500000	1,000.00000000
C	06541JBD2	1,000.00000000	0.00000000	2.59000000	0.00000000	0.00000000	0.00000000	0.00000000	2.59000000	1,000.00000000
D	06541JBS9	1,000.00000000	0.00000000	2.08333345	0.00000000	0.00000000	0.00000000	0.00000000	2.08333345	1,000.00000000
E	06541JBU4	1,000.00000000	0.00000000	2.08333347	0.00000000	0.00000000	0.00000000	0.00000000	2.08333347	1,000.00000000
F	06541JBW0	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
G	06541JBY6	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
H	06541JCA7	1,000.00000000	0.00000000	1.85574920	0.01925068	0.01925068	0.00000000	0.00000000	1.85574920	1,000.00000000
V	06541JCC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06541JCE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC312PZ4	997.32710423	0.09630272	2.72263227	0.00062573	0.00062573	0.00000000	0.00000000	2.81893499	997.23080151

Notional Certificates
X-A	06541JAR2	996.18157267	0.00000000	0.80778535	0.00000000	0.00000000	0.00000000	0.00000000	0.80778535	996.04399723
X-B	06541JAS0	1,000.00000000	0.00000000	0.43090213	0.00000000	0.00000000	0.00000000	0.00000000	0.43090213	1,000.00000000
X-D	06541JBJ9	1,000.00000000	0.00000000	0.64722297	0.00000000	0.00000000	0.00000000	0.00000000	0.64722297	1,000.00000000
X-F	06541JBL4	1,000.00000000	0.00000000	0.85555638	0.00000000	0.00000000	0.00000000	0.00000000	0.85555638	1,000.00000000
X-G	06541JBN0	1,000.00000000	0.00000000	0.85555596	0.00000000	0.00000000	0.00000000	0.00000000	0.85555596	1,000.00000000
X-H	06541JBQ3	1,000.00000000	0.00000000	0.85555650	0.00000000	0.00000000	0.00000000	0.00000000	0.85555650	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	06/01/24 - 06/30/24	30	0.00	1,044.97	0.00	1,044.97	0.00	0.00	0.00	1,044.97	0.00
A-2	06/01/24 - 06/30/24	30	0.00	107,405.40	0.00	107,405.40	0.00	0.00	0.00	107,405.40	0.00
A-3	06/01/24 - 06/30/24	30	0.00	13,093.22	0.00	13,093.22	0.00	0.00	0.00	13,093.22	0.00
A-SB	06/01/24 - 06/30/24	30	0.00	13,160.27	0.00	13,160.27	0.00	0.00	0.00	13,160.27	0.00
A-4	06/01/24 - 06/30/24	30	0.00	300,043.33	0.00	300,043.33	0.00	0.00	0.00	300,043.33	0.00
A-5	06/01/24 - 06/30/24	30	0.00	879,366.28	0.00	879,366.28	0.00	0.00	0.00	879,366.28	0.00
X-A	06/01/24 - 06/30/24	30	0.00	555,089.09	0.00	555,089.09	0.00	0.00	0.00	555,089.09	0.00
X-B	06/01/24 - 06/30/24	30	0.00	74,026.40	0.00	74,026.40	0.00	0.00	0.00	74,026.40	0.00
AS	06/01/24 - 06/30/24	30	0.00	147,285.58	0.00	147,285.58	0.00	0.00	0.00	147,285.58	0.00
B	06/01/24 - 06/30/24	30	0.00	149,257.62	0.00	149,257.62	0.00	0.00	0.00	149,257.62	0.00
C	06/01/24 - 06/30/24	30	0.00	98,523.60	0.00	98,523.60	0.00	0.00	0.00	98,523.60	0.00
X-D	06/01/24 - 06/30/24	30	0.00	34,150.72	0.00	34,150.72	0.00	0.00	0.00	34,150.72	0.00
X-F	06/01/24 - 06/30/24	30	0.00	23,096.60	0.00	23,096.60	0.00	0.00	0.00	23,096.60	0.00
X-G	06/01/24 - 06/30/24	30	0.00	9,448.76	0.00	9,448.76	0.00	0.00	0.00	9,448.76	0.00
X-H	06/01/24 - 06/30/24	30	0.00	27,296.84	0.00	27,296.84	0.00	0.00	0.00	27,296.84	0.00
D	06/01/24 - 06/30/24	30	0.00	58,797.92	0.00	58,797.92	0.00	0.00	0.00	58,797.92	0.00
E	06/01/24 - 06/30/24	30	0.00	51,129.17	0.00	51,129.17	0.00	0.00	0.00	51,129.17	0.00
F	06/01/24 - 06/30/24	30	0.00	50,617.50	0.00	50,617.50	0.00	0.00	0.00	50,617.50	0.00
G	06/01/24 - 06/30/24	30	0.00	20,707.50	0.00	20,707.50	0.00	0.00	0.00	20,707.50	0.00
H	06/01/24 - 06/30/24	30	0.00	59,822.55	0.00	59,822.55	614.20	0.00	0.00	59,208.35	614.20
RR Interest	06/01/24 - 06/30/24	30	0.00	140,703.33	0.00	140,703.33	32.33	0.00	0.00	140,671.01	32.33
Totals			0.00	2,814,066.65	0.00	2,814,066.65	646.53	0.00	0.00	2,813,420.13	646.53

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-4 (EC)	06541JAF8	2.156000%	167,000,000.00	167,000,000.00	0.00	300,043.33	0.00	0.00	300,043.33	167,000,000.00
A-4-1	06541JAG6	N/A	167,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	06541JAH4	N/A	167,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	06541JAJ0	N/A	167,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	06541JAK7	N/A	167,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5 (EC)	06541JAL5	2.438000%	432,830,000.00	432,830,000.00	0.00	879,366.28	0.00	0.00	879,366.28	432,830,000.00
A-5-1	06541JAM3	N/A	432,830,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-2	06541JAN1	N/A	432,830,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-2	06541JAN1	N/A	432,830,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X1	06541JAP6	N/A	432,830,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X2	06541JAQ4	N/A	432,830,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	06541JAT8	2.572000%	68,718,000.00	68,718,000.00	0.00	147,285.58	0.00	0.00	147,285.58	68,718,000.00
A-S-1	06541JAU5	N/A	68,718,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06541JAV3	N/A	68,718,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06541JAW1	N/A	68,718,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06541JAX9	N/A	68,718,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	06541JAY7	2.754000%	65,036,000.00	65,036,000.00	0.00	149,257.62	0.00	0.00	149,257.62	65,036,000.00
B-1	06541JAZ4	N/A	65,036,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	06541JBA8	N/A	65,036,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	06541JBB6	N/A	65,036,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	06541JBC4	N/A	65,036,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	06541JBD2	3.108000%	38,040,000.00	38,040,000.00	0.00	98,523.60	0.00	0.00	98,523.60	38,040,000.00
C-1	06541JBE0	N/A	38,040,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	06541JBF7	N/A	38,040,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	06541JBG5	N/A	38,040,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	06541JBH3	N/A	38,040,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			4,290,950,000.00	771,624,000.00	0.00	1,574,476.41	0.00	0.00	1,574,476.41	771,624,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-4 (EC)	06541JAF8	1,000.00000000	0.00000000	1.79666665	0.00000000	0.00000000	0.00000000	0.00000000	1.79666665	1,000.00000000
A-4-1	06541JAG6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	06541JAH4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5 (EC)	06541JAL5	1,000.00000000	0.00000000	2.03166666	0.00000000	0.00000000	0.00000000	0.00000000	2.03166666	1,000.00000000
A-5-1	06541JAM3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-2	06541JAN1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S (EC)	06541JAT8	1,000.00000000	0.00000000	2.14333333	0.00000000	0.00000000	0.00000000	0.00000000	2.14333333	1,000.00000000
A-S-1	06541JAU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	06541JAV3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B (EC)	06541JAY7	1,000.00000000	0.00000000	2.29500000	0.00000000	0.00000000	0.00000000	0.00000000	2.29500000	1,000.00000000
B-1	06541JAZ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	06541JBA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C (EC)	06541JBD2	1,000.00000000	0.00000000	2.59000000	0.00000000	0.00000000	0.00000000	0.00000000	2.59000000	1,000.00000000
C-1	06541JBE0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	06541JBF7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-4-X1	06541JAJ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	06541JAK7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-X1	06541JAP6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-X2	06541JAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	06541JAW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	06541JAX9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	06541JBB6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	06541JBC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	06541JBG5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	06541JBH3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 31

	Additional Information
Total Available Distribution Amount (1)	2,912,934.10
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,831,980.46	Master Servicing Fee	9,815.16
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,116.79
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	429.41
ARD Interest	0.00	Operating Advisor Fee	1,047.76
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	214.71
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,831,980.46	Total Fees	17,913.82

Principal		Expenses/Reimbursements
Scheduled Principal	99,513.97	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	646.53
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	99,513.97	Total Expenses/Reimbursements	646.53

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,813,420.13
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	99,513.97
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,912,934.10
Total Funds Collected	2,931,494.43	Total Funds Distributed	2,931,494.45

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,030,583,619.74	1,030,583,619.74	Beginning Certificate Balance	1,030,583,619.01
(-) Scheduled Principal Collections	99,513.97	99,513.97	(-) Principal Distributions	99,513.97
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,030,484,105.77	1,030,484,105.77	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,030,583,619.74	1,030,583,619.74	Ending Certificate Balance	1,030,484,105.04
Ending Actual Collateral Balance	1,030,496,153.75	1,030,496,153.75

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.73)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.73)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.28%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	1	937,598.96	0.09%	82	3.4100	(0.670000)	1.75 or less	24	143,769,472.40	13.95%	80	3.6015	1.377090
1,000,001 to 2,000,000	9	13,495,485.20	1.31%	83	3.5231	0.833907	1.76 to 2.00	4	23,320,857.77	2.26%	83	4.0528	1.952234
2,000,001 to 3,000,000	7	17,425,989.57	1.69%	83	3.7349	2.023903	2.01 to 2.25	4	82,450,000.00	8.00%	83	3.8255	2.224861
3,000,001 to 4,000,000	2	6,691,351.86	0.65%	82	3.7349	1.636734	2.26 to 2.50	7	101,111,192.47	9.81%	59	3.6164	2.321316
4,000,001 to 5,000,000	3	14,120,989.36	1.37%	83	4.3036	1.706068	2.51 to 2.75	4	176,770,000.00	17.15%	79	3.2994	2.614556
5,000,001 to 6,000,000	2	11,190,117.43	1.09%	82	3.3217	1.767772	2.76 to 3.00	2	32,887,583.13	3.19%	28	3.6502	2.863170
6,000,001 to 7,000,000	3	20,925,000.00	2.03%	83	3.2603	2.231210	3.01 or greater	13	470,175,000.00	45.63%	81	2.9805	3.991919
7,000,001 to 8,000,000	3	21,535,721.37	2.09%	82	3.4679	2.686719	Totals	58	1,030,484,105.77	100.00%	77	3.2975	3.003346
8,000,001 to 9,000,000	1	8,607,952.02	0.84%	83	4.1700	1.919000
9,000,001 to 10,000,000	4	37,585,000.00	3.65%	73	3.5847	2.130285
10,000,001 to 15,000,000	3	36,540,000.00	3.55%	82	3.4006	1.763480
15,000,001 to 20,000,000	6	104,070,000.00	10.10%	82	3.5544	2.841790
20,000,001 to 30,000,000	3	87,008,900.00	8.44%	62	3.6216	2.819310
30,000,001 to 50,000,000	4	162,350,000.00	15.75%	68	3.2839	2.802704
50,000,001 to 70,000,000	4	242,000,000.00	23.48%	80	3.2823	3.301132
70,000,001 to 90,000,000	3	246,000,000.00	23.87%	81	2.8820	3.795393
90,000,001 and Greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	58	1,030,484,105.77	100.00%	77	3.2975	3.003346
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	1	12,290,000.00	1.19%	82	3.5640	2.364000
							Industrial	2	18,750,000.00	1.82%	64	3.7968	1.919028
California	8	146,278,900.00	14.20%	76	3.4221	2.531450
							Mixed Use	3	60,275,000.00	5.85%	82	3.7686	1.711915
Colorado	3	15,800,000.00	1.53%	82	3.2320	3.453800
							Mobile Home Park	1	2,500,000.00	0.24%	82	4.6950	2.475800
Connecticut	7	8,607,952.02	0.84%	83	4.1700	1.919000
							Multi-Family	32	153,621,310.66	14.91%	83	3.5040	2.153950
Florida	1	2,675,000.00	0.26%	83	4.1000	2.345300
							Office	9	531,150,000.00	51.54%	73	3.0226	3.467566
Georgia	3	18,000,000.00	1.75%	82	3.0210	3.618400
							Other	1	27,108,900.00	2.63%	83	3.5500	2.361600
Indiana	1	4,720,989.36	0.46%	82	4.0500	1.601300
							Retail	9	150,437,543.25	14.60%	83	3.7983	2.374354
Iowa	1	9,035,000.00	0.88%	82	3.2660	1.122600
							Self Storage	14	86,641,351.86	8.41%	83	3.1921	3.887624
Louisiana	5	32,350,000.00	3.14%	83	3.0550	4.373200
							Totals	71	1,030,484,105.77	100.00%	77	3.2975	3.003346
Maryland	1	83,000,000.00	8.05%	83	2.7590	3.822700

Massachusetts	1	2,200,000.00	0.21%	82	4.0400	2.028300

Michigan	1	1,872,947.29	0.18%	83	3.7500	1.470000

Mississippi	1	7,021,553.89	0.68%	82	3.8800	1.957900

Montana	1	1,570,619.00	0.15%	83	3.6300	3.273700

Nevada	3	85,700,000.00	8.32%	83	3.5522	3.180106

New York	25	295,415,411.35	28.67%	83	3.5526	2.029369

Ohio	2	53,191,351.86	5.16%	82	2.9741	3.040663

Pennsylvania	1	70,000,000.00	6.79%	23	3.6830	2.272800

South Dakota	1	5,354,381.00	0.52%	83	3.6300	3.273700

Tennessee	1	4,500,000.00	0.44%	83	4.0400	2.007700

Texas	1	29,900,000.00	2.90%	83	3.6250	3.203500

Washington, DC	2	141,000,000.00	13.68%	78	2.5538	5.081253

Totals	71	1,030,484,105.77	100.00%	77	3.2975	3.003346

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.000% or less	5	281,000,000.00	27.27%	81	2.6825	4.283802	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001% to 3.250%	6	146,164,167.48	14.18%	78	3.0781	2.990279	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.251% to 3.500%	21	178,512,949.65	17.32%	83	3.3681	2.389974	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	13	276,870,141.51	26.87%	66	3.6045	2.573562	37 months to 48 months	58	1,030,484,105.77	100.00%	77	3.2975	3.003346
	3.751% to 4.000%	4	97,041,553.89	9.42%	83	3.9103	2.280944	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	7	43,495,293.24	4.22%	82	4.1483	1.836151	Totals	58	1,030,484,105.77	100.00%	77	3.2975	3.003346
	4.251% to 4.750%	1	2,500,000.00	0.24%	82	4.6950	2.475800
	4.751% or greater	1	4,900,000.00	0.48%	83	4.7900	1.530000
	Totals	58	1,030,484,105.77	100.00%	77	3.2975	3.003346
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	3	79,500,000.00	7.71%	26	3.6863	2.417635	Interest Only	38	954,778,900.00	92.65%	77	3.2700	3.100914
	61 to 84 months	55	950,984,105.77	92.29%	81	3.2650	3.052310	240 months or less	1	1,872,947.29	0.18%	83	3.7500	1.470000
	85 to 120 months	0	0.00	0.00%	0	0.0000	0.000000	241 months to 360 months	15	62,598,356.01	6.07%	77	3.6950	1.710229
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	361 months or greater	4	11,233,902.47	1.09%	82	3.3428	2.172196
	Totals	58	1,030,484,105.77	100.00%	77	3.2975	3.003346	Totals	58	1,030,484,105.77	100.00%	77	3.2975	3.003346
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		3	54,900,000.00	5.33%	50	3.6671	2.666612			No outstanding loans in this group
	12 months or less	36	907,609,914.61	88.08%	78	3.2725	3.119433
	13 months or greater	19	67,974,191.16	6.60%	82	3.3324	1.725294
	Totals	58	1,030,484,105.77	100.00%	77	3.2975	3.003346
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310949724	OF	New York	NY	Actual/360	3.368%	224,545.45	0.00	0.00	N/A	06/11/31	--	80,000,000.00	80,000,000.00	07/11/24
1A	310958629				Actual/360	3.368%	56,136.36	0.00	0.00	N/A	06/11/31	--	20,000,000.00	20,000,000.00	07/11/24
2	300802197	OF	Washington	DC	Actual/360	2.537%	175,441.25	0.00	0.00	11/01/30	10/01/33	--	83,000,000.00	83,000,000.00	07/01/24
3	310957767	OF	Frederick	MD	Actual/360	2.759%	190,830.83	0.00	0.00	N/A	06/11/31	--	83,000,000.00	83,000,000.00	07/11/24
4	453012456	OF	Pittsburgh	PA	Actual/360	3.683%	122,765.63	0.00	0.00	N/A	06/01/26	--	40,000,000.00	40,000,000.00	07/01/24
4A	453012458				Actual/360	3.683%	92,074.22	0.00	0.00	N/A	06/01/26	--	30,000,000.00	30,000,000.00	07/01/24
5	2063725	RT	Jamaica	NY	Actual/360	3.920%	209,066.67	0.00	0.00	N/A	06/01/31	--	64,000,000.00	64,000,000.00	07/01/24
6	310956559	OF	Burlingame	CA	Actual/360	3.017%	150,840.00	0.00	0.00	07/06/30	01/06/33	--	60,000,000.00	60,000,000.00	07/06/24
7	300802192	MF	Las Vegas	NV	Actual/360	3.548%	177,400.00	0.00	0.00	N/A	06/01/31	--	60,000,000.00	60,000,000.00	07/01/24
8	300802194	OF	Washington	DC	Actual/360	2.579%	124,627.50	0.00	0.00	05/01/31	02/01/32	--	58,000,000.00	58,000,000.00	07/01/24
9	2063494	OF	Columbus	OH	Actual/360	2.900%	120,833.33	0.00	0.00	N/A	05/05/31	--	50,000,000.00	50,000,000.00	07/05/24
10	453012455	MU	New York	NY	Actual/360	3.550%	118,333.33	0.00	0.00	N/A	05/01/31	--	40,000,000.00	40,000,000.00	07/01/24
11	310957532	SS	Various	LA	Actual/360	3.055%	82,357.71	0.00	0.00	N/A	06/11/31	--	32,350,000.00	32,350,000.00	07/11/24
12	2164013	RT	League City	TX	Actual/360	3.625%	90,322.92	0.00	0.00	N/A	06/01/31	--	29,900,000.00	29,900,000.00	07/01/24
13	300802196	98	San Jose	CA	Actual/360	3.550%	80,197.16	0.00	0.00	N/A	06/01/31	--	27,108,900.00	27,108,900.00	07/01/24
14	310957494	SS	Various	GA	Actual/360	3.021%	45,315.00	0.00	0.00	N/A	05/11/31	--	18,000,000.00	18,000,000.00	07/11/24
15	2063581	MU	New York	NY	Actual/360	4.215%	61,820.00	0.00	0.00	N/A	05/01/31	--	17,600,000.00	17,600,000.00	07/01/24
16	2063315	RT	National City	CA	Actual/360	3.900%	54,502.50	0.00	0.00	N/A	05/01/31	--	16,770,000.00	16,770,000.00	07/01/24
17	300802201	OF	Reno	NV	Actual/360	3.617%	47,925.25	0.00	0.00	N/A	07/01/31	--	15,900,000.00	15,900,000.00	07/01/24
18	410957557	SS	Various	CO	Actual/360	3.232%	42,554.67	0.00	0.00	N/A	05/11/31	--	15,800,000.00	15,800,000.00	07/11/24
19	470125240	MF	New York	NY	Actual/360	3.250%	35,208.33	0.00	0.00	N/A	06/01/31	--	13,000,000.00	13,000,000.00	07/01/24
20	310957866	RT	Mobile	AL	Actual/360	3.564%	36,501.30	0.00	0.00	N/A	05/11/31	--	12,290,000.00	12,290,000.00	07/11/24
21	310955268	OF	Sherman Oaks	CA	Actual/360	3.396%	31,837.50	0.00	0.00	N/A	05/11/31	--	11,250,000.00	11,250,000.00	07/11/24
22	300802189	SS	Sparks	NV	Actual/360	3.473%	28,358.75	0.00	0.00	N/A	06/01/31	--	9,800,000.00	9,800,000.00	07/01/24
23	610957028	IN	Rancho Cordova	CA	Actual/360	3.711%	29,378.75	0.00	0.00	N/A	05/11/28	--	9,500,000.00	9,500,000.00	07/11/24
24	310956576	IN	San Diego	CA	Actual/360	3.885%	29,946.88	0.00	0.00	N/A	06/11/31	--	9,250,000.00	9,250,000.00	07/11/24
25	410957434	RT	Davenport	IA	Actual/360	3.266%	24,590.26	0.00	0.00	N/A	05/11/31	--	9,035,000.00	9,035,000.00	07/11/24
26	2164285	MF	New Haven	CT	Actual/360	4.170%	29,954.50	12,047.98	0.00	N/A	06/01/31	--	8,620,000.00	8,607,952.02	05/01/24
27	600956869	SS	Brentwood	CA	Actual/360	3.342%	20,887.50	0.00	0.00	N/A	06/11/31	--	7,500,000.00	7,500,000.00	07/11/24
28	470124900	MF	Jamaica	NY	Actual/360	3.190%	18,682.45	13,711.56	0.00	N/A	05/01/31	--	7,027,879.04	7,014,167.48	07/01/24
29	324990029	RT	Hattiesburg	MS	Actual/360	3.880%	22,742.83	12,311.14	0.00	N/A	05/01/31	--	7,033,865.03	7,021,553.89	07/01/24
30	2164110	MF	New York	NY	Actual/360	2.815%	16,420.83	0.00	0.00	N/A	06/01/31	--	7,000,000.00	7,000,000.00	07/01/24
31	470124940	MF	Briarwood	NY	Actual/360	3.340%	19,483.33	0.00	0.00	N/A	06/01/31	--	7,000,000.00	7,000,000.00	07/01/24
32	300802193	MF	Various	Various	Actual/360	3.630%	20,948.12	0.00	0.00	N/A	06/01/31	--	6,925,000.00	6,925,000.00	07/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
33	470125150	MF	Suffern	NY	Actual/360	3.350%	16,510.14	11,254.81	0.00	N/A	05/01/31	--	5,914,079.77	5,902,824.96	07/01/24
34	470125170	MF	New York	NY	Actual/360	3.290%	14,512.74	6,106.63	0.00	N/A	05/01/31	--	5,293,399.10	5,287,292.47	07/01/24
35	2164271	RT	Merrillville	IN	Actual/360	4.050%	15,960.52	8,054.60	0.00	N/A	05/01/31	--	4,729,043.96	4,720,989.36	07/01/24
36	2164353	MF	West Hollywood	CA	Actual/360	4.790%	19,559.17	0.00	0.00	N/A	06/01/31	--	4,900,000.00	4,900,000.00	03/01/24
37	410957850	RT	Mount Juliet	TN	Actual/360	4.040%	15,150.00	0.00	0.00	N/A	06/11/31	--	4,500,000.00	4,500,000.00	07/11/24
38	470124760	MF	New York	NY	Actual/360	3.370%	9,829.17	0.00	0.00	N/A	05/01/31	--	3,500,000.00	3,500,000.00	07/01/24
39	410957707	SS	New Albany	OH	Actual/360	4.135%	11,012.42	4,514.97	0.00	N/A	05/11/31	--	3,195,866.83	3,191,351.86	07/11/24
40	470125260	MF	New York	NY	Actual/360	3.310%	7,974.04	3,308.32	0.00	N/A	06/01/31	--	2,890,891.45	2,887,583.13	07/01/24
41	470125370	MF	Mineola	NY	Actual/360	3.370%	8,425.00	0.00	0.00	N/A	06/01/31	--	3,000,000.00	3,000,000.00	07/01/24
42	2164403	MU	Jacksonville	FL	Actual/360	4.100%	9,139.58	0.00	0.00	N/A	06/01/31	--	2,675,000.00	2,675,000.00	07/01/24
43	300802188	MH	Lackawanna	NY	Actual/360	4.695%	9,781.25	0.00	0.00	N/A	05/01/31	--	2,500,000.00	2,500,000.00	07/01/24
44	470125610	MF	New York	NY	Actual/360	3.280%	5,650.80	3,960.00	0.00	N/A	06/01/31	--	2,067,366.44	2,063,406.44	07/01/24
45	300802191	RT	Littleton	MA	Actual/360	4.040%	7,406.67	0.00	0.00	N/A	05/01/31	--	2,200,000.00	2,200,000.00	07/01/24
46	470125600	MF	Detroit	MI	Actual/360	3.750%	5,873.51	6,577.14	0.00	N/A	06/01/31	--	1,879,524.43	1,872,947.29	07/01/24
47	470125300	MF	Yonkers	NY	Actual/360	3.360%	5,880.00	0.00	0.00	N/A	06/01/31	--	2,100,000.00	2,100,000.00	07/01/24
48	470125400	MF	New York	NY	Actual/360	3.560%	5,488.33	0.00	0.00	N/A	06/01/31	--	1,850,000.00	1,850,000.00	07/01/24
49	470119560	MF	Douglaston	NY	Actual/360	3.510%	4,463.88	2,819.69	0.00	N/A	06/01/31	--	1,526,113.91	1,523,294.22	07/01/24
50	470123880	MF	Yonkers	NY	Actual/360	3.480%	4,478.31	1,700.77	0.00	N/A	06/01/31	--	1,544,245.93	1,542,545.16	07/01/24
51	470124470	MF	Auburndale	NY	Actual/360	3.450%	4,364.74	1,689.53	0.00	N/A	05/01/31	--	1,518,171.24	1,516,481.71	07/01/24
52	470125930	MF	New York	NY	Actual/360	3.500%	4,113.83	2,621.84	0.00	N/A	05/01/31	--	1,410,454.60	1,407,832.76	07/01/24
53	470125830	MF	Brooklyn	NY	Actual/360	3.480%	3,960.04	2,534.93	0.00	N/A	06/01/31	--	1,365,529.64	1,362,994.71	07/01/24
54	470126060	MF	White Plains	NY	Actual/360	3.420%	3,688.09	2,425.04	0.00	N/A	06/01/31	--	1,294,066.56	1,291,641.52	07/01/24
55	470125520	MF	New York	NY	Actual/360	3.460%	3,257.74	2,104.04	0.00	N/A	06/01/31	--	1,129,851.87	1,127,747.83	07/01/24
56	470126170	MF	Brooklyn	NY	Actual/360	3.410%	2,669.38	1,770.98	0.00	N/A	05/01/31	--	939,369.94	937,598.96	07/01/24
Totals							2,831,980.46	99,513.97	0.00				1,030,583,619.74	1,030,484,105.77
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	16,596,117.22	4,889,770.50	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	17,602,109.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	9,284,146.20	2,331,403.91	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	20,356,123.91	5,137,075.50	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,460,221.89	1,498,903.27	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	50,485,592.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,596,290.84	1,729,808.05	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	13,401,491.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	7,690,349.63	1,907,286.50	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	6,681,334.26	1,474,518.31	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,594,133.72	1,091,418.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,186,313.12	935,017.40	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,157,425.10	584,566.12	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,127,716.93	506,494.98	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,823,374.48	331,928.68	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,722,335.76	456,503.64	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,775,956.63	509,310.42	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,757,411.00	906,585.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	300,006.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,244,211.00	277,274.75	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	469,690.74	239,077.69	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,182,392.42	302,998.71	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	963,582.00	161,137.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	846,054.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,068,685.64	110,897.75	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	730,720.46	0.00	--	--	--	0.00	0.00	41,898.82	72,882.43	46,488.54	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	1,211,259.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	479,140.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	706,079.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	284,155.00	334,443.75	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	496,453.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	777,516.98	215,462.79	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	435,450.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	567,269.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	494,784.84	124,381.05	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	19,500.25	79,457.58	0.00	0.00
37	370,569.00	92,641.75	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	162,021.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	317,405.44	66,469.75	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	406,862.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	150,213.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	272,658.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	360,640.12	150,120.30	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	154,228.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	182,280.00	45,570.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	220,952.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	90,269.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	(45,713.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	91,944.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	107,076.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	68,166.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	116,878.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	60,868.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	48,243.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
55	34,626.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	(36,075.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	187,983,926.96	27,117,145.07				0.00	0.00	61,399.07	152,340.01	46,488.54	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/24	1	8,607,952.02	0	0.00	1	4,900,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.297495%	3.275452%	77
06/17/24	0	0.00	1	4,900,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.297526%	3.275479%	78
05/17/24	2	13,520,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.297546%	3.276683%	79
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.297564%	3.276696%	80
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.297580%	3.276708%	81
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.297599%	3.276722%	82
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.297615%	3.276734%	83
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.297632%	3.276746%	84
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.297649%	3.276758%	85
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.297665%	3.276770%	86
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.297682%	3.276783%	87
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.297698%	3.276795%	88
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
26	2164285	05/01/24	1	1	41,898.82	72,882.43	46,488.54	8,620,000.00
36	2164353	03/01/24	3	3	19,500.25	79,457.58	0.00	4,900,000.00	06/12/24	2
Totals					61,399.07	152,340.01	46,488.54	13,520,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		70,000,000	70,000,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		9,500,000	9,500,000	0		0
49 - 60 Months		0	0	0		0
> 60 Months		950,984,106	937,476,154	13,507,952		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-24	1,030,484,106	1,016,976,154	8,607,952	0	4,900,000	0
Jun-24	1,030,583,620	1,025,683,620	0	4,900,000	0	0
May-24	1,030,665,837	1,017,145,837	13,520,000	0	0	0
Apr-24	1,030,748,318	1,030,748,318	0	0	0	0
Mar-24	1,030,825,917	1,030,825,917	0	0	0	0
Feb-24	1,030,912,578	1,030,912,578	0	0	0	0
Jan-24	1,030,989,682	1,030,989,682	0	0	0	0
Dec-23	1,031,066,553	1,031,066,553	0	0	0	0
Nov-23	1,031,147,862	1,031,147,862	0	0	0	0
Oct-23	1,031,224,255	1,031,224,255	0	0	0	0
Sep-23	1,031,305,104	1,031,305,104	0	0	0	0
Aug-23	1,031,381,023	1,031,381,023	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
36	2164353	4,900,000.00	4,900,000.00	8,800,000.00	03/24/21	370,451.37	1.53000	--	06/01/31	I/O
Totals		4,900,000.00	4,900,000.00	8,800,000.00		370,451.37

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
36	2164353	MF	CA	06/12/24	2

Loan recently transferred and the file is under review. A Hello Letter and Pre-Negotiation Agreement was sent to the Borrower and Guarantor on June 25, 2024. Trust counsel was engaged and a Demand Letter was sent to the Borrower anbd

Guarantor on June 25, 2024.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
36	0.00	0.00	646.53	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	646.53	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			646.53

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Supplemental Notes
Risk Retention

Pursuant to the PSA, the Certificate Administrator has made available on www.cts.com <http://ctslink.com>, specifically under the “U.S. Risk Retention SpecialNotices” tab for the BANK 2021-BNK34 transaction, certain information provided to the Certificate

Administrator regarding the Retaining Sponsor’s compliance withcertain specified provisions of the Credit Risk Retention Rules. Investors should refer to the Certificate Administrator’s website for all such information.

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